UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3009
                                                     ---------------------

                             Columbia Funds Trust II
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Russell L. Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3363
                                                           -------------------

                  Date of fiscal year end: June 30, 2004
                                           ------------------

                  Date of reporting period: December 31, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


 Columbia Money
   Market Fund

Semiannual Report
December 31, 2003

[Photo of woman smiling]

                             We are Columbia Funds!

INSIDE - Management's discussion of the name changes effective October 13, 2003

Table of Contents

Fund Profile ..............................................................    1

Economic Update ...........................................................    2

Portfolio Manager's Report ................................................    3

Financial Statements ......................................................    5

   Investment Portfolio ...................................................    6

   Statement of Assets and Liabilities ....................................   10

   Statement of Operations ................................................   11

   Statement of Changes in Net Assets .....................................   12

   Notes to Financial Statements ..........................................   14

   Financial Highlights ...................................................   18

Important Information
About This Report .........................................................   22

Columbia Funds ............................................................   23

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.


                         Not FDIC        May Lose Value
                         Insured        No Bank Guarantee

PRESIDENT'S MESSAGE
                                                      Columbia Money Market Fund

[Photo of Joseph Palombo]

Dear Shareholder:

As you know, your fund has long been associated with a larger investment management organization. In the 1990s, it was associated with Liberty Financial, whose affiliated asset management companies included Colonial, Stein Roe and Newport. In 2001, these companies became part of the asset management division of FleetBoston Financial Corporation, which you know as Columbia Management Group (CMG).

In 2003, six of the asset management firms brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc. On October 13, 2003, we took the natural next step in this process by changing the name of our funds from Liberty to Columbia. For example, Liberty Money Market Fund was changed to Columbia Money Market Fund. We have also modified certain fund names that existed under both the Liberty and Columbia brands. A complete list of new fund names and other information related to these changes are available online at our new website address: www.columbiafunds.com.

A consolidated identity

The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for shareholders to do business with us. All funds are now listed under "Columbia" in the mutual fund listings section of your newspaper (depending on the newspaper's listing requirements). All service inquiries are now handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

What has not changed is our commitment to our mutual fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call Columbia Funds at 800-345-6611.

In the report that follows, portfolio manager Karen Arneil discusses in depth the investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for your business and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President

Sidebar:

Summary

o For the six-month period ended December 31, 2003, the fund's class A shares returned 0.12%.

o The fund's return was slightly lower than the average return of its peer group, the Lipper Money Market Funds Category.

o We believe that the fund's slightly shorter weighted average maturity near the end of the period accounted for a slim margin of underperformance against its peers.

                                    OBJECTIVE
                          Seeks maximum current income
                             consistent with capital
                              preservation and the
                            maintenance of liquidity.

                                TOTAL NET ASSETS
                                 $535.7 million

Artwork: 2 arrows up
                                            LIPPER MONEY MARKET
                  CLASS A SHARES              FUNDS CATEGORY
                       0.12%                       0.18%

FUND PROFILE
                                                      Columbia Money Market Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Because your fund is actively managed, there is no guarantee that these breakdowns and percentages will be maintained in the future.

PORTFOLIO BREAKDOWN
AS OF 12/31/03 (%)

US government agency obligations                                            41.5
Corporate bonds                                                             26.4
Municipal bonds                                                             12.8
Certificate of deposit                                                       8.4
Commercial paper                                                             6.4
Bank notes                                                                   4.7
Short-term obligation                                                        0.3

Bar Chart:

PORTFOLIO MATURITY AS OF 12/31/03 (%)

1-4 days                                                                     0.7
5-14 days                                                                   35.0
15-29 days                                                                  17.2
30-59 days                                                                  15.1
More than 59 days                                                           32.0

Portfolio breakdown is calculated as a percentage of net assets. Portfolio maturity is calculated as a percentage of total investments.

ECONOMIC UPDATE
                                                      Columbia Money Market Fund

After struggling for two years to maintain solid, forward movement, the US economy steamed ahead during the six-month period ended December 31, 2003. The Federal Reserve Board's efforts to stimulate the economy through low short-term interest rates were finally rewarded, but the significant upswing in growth was the result of a combination of factors. A sizeable tax package gave disposable income a boost. Income taxes fell across all tax brackets and many taxpayers received rebate checks during the summer months. Corporate profits rose sharply, and orders for durable goods exceeded expectations late in the period. Consumer confidence continued to climb, although not without an occasional setback. Generally speaking, consumer spending increased and spending was strong going into the holiday season.

Early in the period, economists began to become optimistic that growth for the third quarter of 2003 would reflect this renewed vigor. Yet, no one seemed prepared for how extraordinary that growth might be. When gross domestic product
(GDP) for the third quarter was reported at 7.2%, then revised upward to 8.2%, it was clear that the economy was firing on all cylinders. The business sector had finally kicked into gear. Industrial production rose in the second half of 2003 and business spending--especially on technology-related items--showed strength. Even the labor market improved by year end. After unemployment peaked at 6.4% in June, it declined to 5.9%.

The US stock market, which had come to life at the end of March, headed sharply higher in the second half of 2003. The S&P 500 Index returned 15.14% for the six-month period as all major sectors of the market benefited from renewed investor enthusiasm and rising corporate profits. Technology and consumer stocks were the strongest sectors, but telecommunications and health care also picked up in the last months of the period.

The US bond market experienced extraordinary volatility as interest rates rose sharply as the economy improved and then came back down in September. High-yield bonds continued to lead the fixed income markets. The CSFB High Yield Index returned 9.05% for the six-month period compared to a -0.53% return for the Lehman Brothers Government/Credit Bond Index. Treasury and mortgage bonds suffered from the shift in interest rates early in the six-month period, but picked up some ground in the final month of the period. Municipal bonds also held onto modest gains. The Lehman Brothers Municipal Bond Index returned 1.45% for the six-month period.

Money market fund yields fell below 1%, reflecting historically low short-term interest rates. The Investment Company Institute, which tracks the movement of assets in and out of mutual funds, reported that money continued to flow out of money market funds during the year as investors sought alternatives to the low yields offered by short-term cash equivalents. Net new cash flow to money market funds turned negative in 2002 for the first time since 1993.

Sidebar:

DISTRIBUTIONS DECLARED PER SHARE
7/1/03 - 12/31/03 ($)
--------------------------------------------------------------------------------
   Class A                                                                  .001
--------------------------------------------------------------------------------
   Class B                                                                  .001
--------------------------------------------------------------------------------
   Class C                                                                  .001
--------------------------------------------------------------------------------
   Class Z                                                                  .001
--------------------------------------------------------------------------------

7-DAY YIELDS ON 12/31/03 (%)
--------------------------------------------------------------------------------
   Class A                                                                  0.69
--------------------------------------------------------------------------------
   Class B                                                                  0.14
--------------------------------------------------------------------------------
   Class C                                                                  0.30
--------------------------------------------------------------------------------
   Class Z                                                                  0.70
--------------------------------------------------------------------------------

30-DAY YIELDS ON 12/31/03 (%)
--------------------------------------------------------------------------------
   Class A                                                                  0.46
--------------------------------------------------------------------------------
   Class B                                                                  0.11
--------------------------------------------------------------------------------
   Class C                                                                  0.19
--------------------------------------------------------------------------------
   Class Z                                                                  0.47
--------------------------------------------------------------------------------

The 30-day SEC yields reflect the portfolios earning power net of expenses, expressed as an annualized percentage of the public offering price at end of the period.

PORTFOLIO MANAGER'S REPORT
                                                      Columbia Money Market Fund

For the six-month period ended December 31, 2003, Columbia Money Market Fund class A shares returned 0.12%. The fund's return was slightly lower than the average return of its peer group, the Lipper Money Market Funds Category, which returned 0.18% for the same period.(1) Our decision to reduce the fund's average maturity near the end of the period accounted for its slight underperformance against its peer group. However, we believe that our move offers the fund greater flexibility to take advantage of higher interest rates, if they occur, in the period ahead.

The minimal returns from money market funds reflect the historically low yields on short-term Treasury securities throughout the past six months. In late June, the Federal Reserve Board cut the federal funds rate from 1.25% to just 1%, its lowest level in over 45 years. The federal funds rate is the rate that member banks charge each other to borrow funds.

OPPORTUNITIES IN FLOATING RATE NOTES

In an effort to increase returns in a low-yield environment, the fund greatly increased its exposure to floating rate notes, which now account for over half the portfolio. Floating rate securities can take the form of corporate debt, taxable municipal securities, and the debt of federal agencies such as Fannie Mae and Freddie Mac. The interest rates of these securities are pegged to the London Inter-Bank Offer Rate (LIBOR), a characteristic that has given floating rate notes a yield advantage over comparable fixed-rate securities in the current environment. The fund's move into agency securities was also prompted by the market's response to Freddie Mac's well-publicized accounting irregularities during the summer of 2003. Yields on agency securities, which carry minimal credit risk, were temporarily pushed as high as corporate yields, creating a buying opportunity early in the six-month period.

FROM BARBELLS TO LADDERS

As of the beginning of the period, the fund maintained a "barbell" structure, splitting its investments between securities that would mature in under three months and securities with maturities of one year. The idea was to use the short end to maintain liquidity while using the longer-term securities to generate higher yields. As the economy strengthened in the fall, we moved to a more laddered approach, investing in securities with maturities all across the money market

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

Sidebar:

In an effort to increase returns in a low-yield environment, the fund greatly increased its exposure to floating rate notes, which now account for over half the portfolio.

                                                      Columbia Money Market Fund

spectrum. This laddered structure gives the portfolio a lower weighted average maturity, which may have cost the fund slightly at the end of the period. However, it should provide us with added flexibility. By having more money in securities that mature quickly, the fund is positioned to reinvest the proceeds from maturing securities at higher rates, if--and when--they move higher in the period ahead.

[Photo of Karen M. Arneil]
                Karen M. Arneil has managed Columbia Money
                Market Fund since July 1, 2002.

                /s/ Karen M. Arneil

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

FINANCIAL STATEMENTS
December 31, 2003 (unaudited)                         Columbia Money Market Fund

                       A GUIDE TO UNDERSTANDING YOUR FUND'S FINANCIAL STATEMENTS

                       ---------------------------------------------------------
Investment Portfolio   A list of all of the fund's holdings and their market
                       value as of the last day of the reporting period. To show areas of concentration and diversification, portfolio holdings are organized by type of asset, industry and country or geographic region (if applicable).

                       ---------------------------------------------------------
 Statement of Assets   This statement shows the fund's net assets and share
     and Liabilities   price for each share class. Net assets are calculated by
                       subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of outstanding shares in that class.

                       ---------------------------------------------------------
        Statement of   This statement details both the type of income earned by
          Operations   the fund and the operating and non-operating expenses
                       charged to the fund. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses over the reporting period.
                       The total of these results represents the fund's net increase or decrease in net assets from operations.

                       ---------------------------------------------------------
Statement of Changes   This statement shows how the fund's net assets were
       in Net Assets   affected by its operations results, distributions to
                       shareholders and changes in the number of fund shares.
                       The Statement of Changes in Net Assets also reconciles changes in the number of shares outstanding.

                       ---------------------------------------------------------
Financial Highlights   The financial highlights provide an overview of the
                       fund's investment results, including per-share analytics, such as net investment income or loss from operations and distributions; ratios of expenses and net investment income to average net assets. A separate table is provided for each share class.

                       ---------------------------------------------------------
  Notes to Financial   These notes disclose information regarding certain fund
          Statements   background information, significant accounting policies
                       of the fund, including security valuation and income accruals and related party transactions.


                                           See notes to investment portfolio.  5

INVESTMENT PORTFOLIO
December 31, 2003 (unaudited)                         Columbia Money Market Fund

BANK NOTES - 4.7%                                                                                         Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  Bank One NA Illinois,
                                                      1.180% 04/13/04 (a)                              25,000,000    25,006,017
                                                  -----------------------------------------------------------------------------
                                                                           TOTAL BANK NOTES (cost of $25,006,017)    25,006,017
CERTIFICATE OF DEPOSITS - 8.4%
------------------------------------------        -----------------------------------------------------------------------------
                                                  Canadian Imperial,
                                                  Bank of Canada,
                                                      1.183% 03/15/08 (a)                              20,000,000    20,000,000
                                                  First Tennessee Bank NA,
                                                      1.109% 02/04/04 (a)                              10,000,000     9,999,807
                                                  Rabobank Nederland NY,
                                                      1.330% 04/19/04                                  15,000,000    15,000,000
                                                  -----------------------------------------------------------------------------
                                                              TOTAL CERTIFICATES OF DEPOSITS (cost of $44,999,807)   44,999,807
COMMERCIAL PAPER - 6.4%
------------------------------------------        -----------------------------------------------------------------------------
                                                  Amstel Funding Corp.,
                                                      1.100% 01/15/04 (b)                               2,309,000     2,308,012
                                                  Fountain Square Commercial Funding Corp.,
                                                      1.090% 02/02/04 (b)                               7,119,000     7,112,103
                                                  Goldman Sachs Group LP,
                                                      1.170% 05/28/04                                  15,000,000    14,927,850
                                                  Jupiter Securitization Corp.,
                                                      1.090% 01/08/04 (b)                              10,000,000     9,997,881
                                                  -----------------------------------------------------------------------------
                                                                      TOTAL COMMERCIAL PAPER (cost of $34,345,846)   34,345,846
CORPORATE BONDS - 26.4%
------------------------------------------        -----------------------------------------------------------------------------
                                                  Abbott Laboratories,
                                                      5.125% 07/01/04                                   2,300,000     2,343,286
                                                  American Express Credit Corp.:
                                                      1.200% 03/05/04 (a)                              13,000,000    13,000,000
                                                      1.169% 07/19/04 (a)(c)                           12,000,000    12,000,000
                                                  American Honda Finance Corp.:
                                                      1.300% 07/15/04 (a)(c)                           12,000,000    12,012,452
                                                      1.380% 02/13/04 (a)(c)                            5,000,000     5,001,425
                                                      1.300% 10/07/04 (a)(c)                            5,000,000     5,007,303
                                                  Autumn House at Powder Mill, Inc.,
                                                  (LOC: SunTrust Bank)
                                                      1.100% 02/01/28 (a)                               4,000,000     4,000,000
                                                  BankUnited Financial Corp.,
                                                  (LOC: FHLB)
                                                      5.400% 02/02/04                                   3,000,000     3,010,435
                                                  Best One Tire & Services LLC,
                                                  (LOC: Fifth Third Bank)
                                                      1.250% 02/01/18 (a)                               6,635,000     6,635,000
                                                  Chargin Valley Partners LLC,
                                                  (LOC: Fifth Third Bank)
                                                      1.250% 11/01/13 (a)                               1,180,000     1,180,000
                                                  Citigroup, Inc.,
                                                      1.400% 03/09/04 (a)                              25,000,000    25,013,562
                                                  Congregation Mkor Shalom,
                                                  (LOC: Fifth Third Bank)
                                                      1.210% 06/01/23 (a)                               2,320,000     2,320,000


6  See notes to investment portfolio.

December 31, 2003 (Unaudited)                         Columbia Money Market Fund

CORPORATE BONDS - (continued)                                                                             Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  Crescent Paper Tube Co.,
                                                  (LOC: Fifth Third Bank)
                                                      1.250% 08/01/22 (a)                               2,040,000     2,040,000
                                                  Cresmont Realty Corp.,
                                                  (LOC: Fifth Third Bank)
                                                      1.250% 11/01/22 (a)                               2,000,000     2,000,000
                                                  Dominican Sisters,
                                                  (LOC: Fifth Third Bank)
                                                      1.250% 10/01/23 (a)                               2,875,000     2,875,000
                                                  General Electric Capital Corp.:
                                                      1.280% 09/16/04 (a)                              13,000,000    13,011,499
                                                      7.250% 05/03/04                                   9,390,000     9,576,064
                                                  Morgan Stanley Dean Witter & Co.,
                                                      1.151% 12/29/04 (a)                              12,000,000    12,000,000
                                                  PCP Investors LLC,
                                                  (LOC: Wells Fargo Bank NA)
                                                      1.300% 01/01/24 (a)                               2,000,000     2,000,000
                                                  Precision Radiotherapy LLC,
                                                  (LOC: Fifth Third Bank)
                                                      1.250% 08/01/18 (a)                               1,430,000     1,430,000
                                                  PS Greetings, Inc.,
                                                  (LOC: LaSalle Bank)
                                                      1.230% 12/01/33 (a)                               1,080,000     1,080,000
                                                  Shepard Capital LLC,
                                                  (LOC: Wachovia Bank)
                                                      1.260% 03/15/49 (a)                               2,105,000     2,105,000
                                                  Skeletal Properties LLC,
                                                  (LOC: Fifth Third Bank)
                                                      1.250% 11/01/14 (a)                               2,000,000     2,000,000
                                                  -----------------------------------------------------------------------------
                                                                      TOTAL CORPORATE BONDS (cost of $141,641,026)  141,641,026
MUNICIPAL BONDS - 12.8%
------------------------------------------        -----------------------------------------------------------------------------
                                                  ABAG Finance Authority for Nonprofit Corp.,
                                                  California Multifamily Revenue:
                                                  Bachenheimer Building Apartments,
                                                  (LIQ: FNMA)
                                                      1.300% 07/15/32                                   2,100,000     2,100,000
                                                  Darling Florist Building Apartments,
                                                  (LIQ: FNMA)
                                                      1.300% 07/15/35                                   1,500,000     1,500,000
                                                  Fine Arts Building Apartments,
                                                  (LIQ: FNMA)
                                                      1.300% 07/15/35                                   3,800,000     3,800,000
                                                  California Statewide Communities
                                                  Development Authority, Vineyard
                                                  Creek Apartments (LOC: FHLB)
                                                      1.180% 12/01/36                                   3,500,000     3,500,000
                                                  City of Baltimore MD,
                                                  (FSA INS)/(SPA: Bank of America)
                                                      1.200% 10/15/22                                   4,000,000     4,000,000
                                                  First Pentecostal Church, Inc.,
                                                  Noblesville, IN,
                                                  (LOC: Bank One NA)
                                                      1.180% 11/01/26                                   1,660,000     1,660,000


                                           See notes to investment portfolio.  7

December 31, 2003 (Unaudited)                         Columbia Money Market Fund

MUNICIPAL BONDS - (continued)                                                                             Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  Iowa Finance Authority, Health Care
                                                  Facilities Revenue, St. Luke's Health
                                                  System (LOC: GE Capital Corp.)
                                                      1.300% 03/01/18                                   3,120,000     3,120,000
                                                  Iowa Finance Authority, Single
                                                  Family Revenue, (GNMA/FNMA)
                                                  (SPA: Wells Fargo Bank NA)
                                                      1.320% 07/01/32                                  11,230,000    11,230,000
                                                  Michigan State University Revenue,
                                                  (SPA: Landesbank Hessen)
                                                      1.130% 02/15/33                                   9,850,000     9,850,000
                                                  New Jersey Economic Development
                                                  Authority State Pension Funding,
                                                  (FSA INS)/(SPA: Dexia)
                                                      1.250% 02/15/29                                   4,000,000     4,000,000
                                                  San Antonio Educational Facilities
                                                  Revenue Corp., St. Anthony Catholic High
                                                  School, (LOC: Bank One NA)
                                                      1.220% 12/01/23                                   1,070,000     1,070,000
                                                  Texas State Public Finance,
                                                      1.140% 02/10/04                                  23,000,000    23,000,000
                                                  -----------------------------------------------------------------------------
                                                                       TOTAL MUNICIPAL BONDS (cost of $68,830,000)   68,830,000
U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.5%
------------------------------------------        -----------------------------------------------------------------------------
                                                  Federal Home Loan Bank:
                                                      1.061% 04/25/05 (a)                               7,000,000     6,996,296
                                                      1.076% 04/19/05 (a)                              15,000,000    14,994,183
                                                      3.375% 06/15/04                                  20,000,000    20,203,024
                                                      4.875% 04/16/04                                  10,000,000    10,101,787
                                                  Federal Home Loan Mortgage Corp.:
                                                      1.040% 05/20/04 (d)                               8,500,000     8,465,622
                                                      1.040% 05/28/04 (d)                               5,000,000     4,978,622
                                                      1.110% 10/07/05 (a)                              30,000,000    30,000,000
                                                      1.125% 11/07/05 (a)                               8,000,000     8,000,000
                                                      1.145% 04/02/04 (d)                               7,655,000     7,632,601
                                                      1.180% 06/21/04 (d)                               8,700,000     8,650,951
                                                      1.270% 07/23/04 (d)                               7,712,000     7,656,499
                                                      1.290% 08/12/04 (d)                              15,000,000    14,879,600
                                                      1.300% 01/09/04 (d)                               4,500,000     4,498,700
                                                      3.000% 07/15/04                                  10,000,000    10,101,258
                                                      3.500% 02/20/04                                  25,000,000    25,071,820
                                                  Federal National Mortgage Association:
                                                      1.100% 03/23/05 (d)                              25,000,000    24,993,845
                                                      1.610% 12/30/04                                  15,000,000    15,000,000
                                                  -----------------------------------------------------------------------------
                                                                                     TOTAL U.S. GOVERNMENT AGENCY
                                                                                OBLIGATIONS (cost of $222,224,808)  222,224,808


8  See notes to investment portfolio.

December 31, 2003 (Unaudited)                         Columbia Money Market Fund

SHORT-TERM OBLIGATION - 0.3%                                                                              Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  Repurchase agreement with State Street Bank
                                                      Trust & Co., dated 12/31/03, due 01/02/04 at
                                                      0.900% collateralized by a U.S. Government
                                                      Agency Obligation maturing 11/15/04, market value
                                                      $1,438,767 (repurchase proceeds $1,408,070)       1,408,000     1,408,000
                                                  -----------------------------------------------------------------------------
                                                                  TOTAL SHORT-TERM OBLIGATION (cost of $1,408,000)    1,408,000

                                                  Total Investments - 100.5%
                                                  (cost of $538,455,504) (e)                                        538,455,504

                                                  Other Assets & Liabilities, Net - (0.5)%                           (2,713,343)
                                                  Net Assets - 100.0%                                              $535,742,161

Notes to Investment Portfolio:

(a) Floating rate note whose interest rate is reset periodically based on an index. The rate shown reflects the rate in effect at December 31, 2003.

(b)   Represents private placement securities exempt from registration by
      Section 4(2) of the Securities Act of 1933. These securities generally are issued to investors who agree that they are purchasing the securities for investments and not for public distribution. Any resale by the Fund must be in an exempt transaction, normally to other institutional investors. At December 31, 2003, the aggregate value of the Fund's private placement securities were $19,417,996 which represents 3.6% of net assets. None of these securities were deemed illiquid.

(c) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the value of these securities amounted to $34,021,180 which represents 6.4% of net assets.

(d)   These issuers show the rate of discount at time of purchase.

(e) Cost for both financial statements and federal income tax purposes is the same.

      Acronym          Name
      -------          ----
      ABAG             Association of Bay Area Government
      FHLB             Federal Home Loan Bank
      FNMA             Federal National Mortgage Association
      FSA              Financial Security Assurance
      GNMA             Government National Mortgage Association
      INS              Insured
      LIQ              Liquidity Agreement
      LOC              Letter of Credit
      SPA              Stand-by Purchase Agreement


See notes to financial statements.         See notes to investment portfolio.  9

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003 (Unaudited)                         Columbia Money Market Fund

                                                                                                             ($)
------------------------------     -----------------------------------------------------------------------------
                       Assets:     Investments, at cost                                              538,455,504
                                   Investments, at value                                             538,455,504
                                   Cash                                                                    8,813
                                   Receivable for:
                                     Fund shares sold                                                  2,155,300
                                     Interest                                                          1,540,407
                                   Expense reimbursement due from Investment Advisor                       2,367
                                   Deferred Trustees' compensation plan                                    8,325
                                   Other assets                                                            6,651
                                                                                                     -----------
                                                                                      Total Assets   542,177,367
                                   -----------------------------------------------------------------------------
                  Liabilities:     Payable for:
                                     Investments purchased on a delayed delivery basis                 1,685,000
                                     Fund shares repurchased                                           4,097,124
                                     Distributions                                                         6,391
                                     Investment advisory fee                                              40,834
                                     Administration fee                                                  120,607
                                     Transfer agent fee                                                  316,813
                                     Pricing and bookkeeping fees                                         41,911
                                     Distribution and service fees                                       111,009
                                     Deferred Trustees' fees                                               8,325
                                     Other liabilities                                                     7,192
                                                                                                     -----------
                                                                                 Total Liabilities     6,435,206

                                                                                        Net Assets   535,742,161
                                   -----------------------------------------------------------------------------
    Composition of Net Assets:     Paid-in capital                                                   535,787,438
                                   Overdistributed net investment income                                 (38,887)
                                   Accumulated net realized loss                                          (6,390)
                                   -----------------------------------------------------------------------------

                                                                                        Net Assets  535,742,161
                                   -----------------------------------------------------------------------------
                      Class A:     Net assets                                                        175,474,498
                                   Shares outstanding                                                175,527,830
                                   Net asset value and offering price per share                          1.00(a)

                                   -----------------------------------------------------------------------------
                      Class B:     Net assets                                                         89,224,405
                                   Shares outstanding                                                 89,256,616
                                   Net asset value and offering price per share                          1.00(a)

                                   -----------------------------------------------------------------------------
                      Class C:     Net assets                                                         13,303,840
                                   Shares outstanding                                                 13,308,849
                                   Net asset value and offering price per share                          1.00(a)

                                   -----------------------------------------------------------------------------
                      Class Z:     Net assets                                                        257,739,418
                                   Shares outstanding                                                257,991,591
                                   Net asset value and offering price per share                             1.00


                                   (a)   Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


10  See notes to financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2003 (Unaudited)
                                                   Columbia Money Market Fund

                                                                                                           ($)
--------------------------------------------------------------------------------------------------------------
            Investment Income:     Interest                                                          3,487,119

--------------------------------------------------------------------------------------------------------------
                     Expenses:     Investment advisory fee                                             759,017
                                   Administration fee                                                  744,505
                                   Distribution fee:
                                     Class B                                                           395,322
                                     Class C                                                            59,886
                                   Service fee:
                                     Class B                                                           131,774
                                     Class C                                                            19,938
                                   Transfer agent fee                                                1,322,545
                                   Pricing and bookkeeping fees                                         95,200
                                   Trustees' fees                                                       11,505
                                   Custody fee                                                           8,346
                                   Other expenses                                                      120,670
                                                                                                     ---------
                                     Total Operating Expenses                                        3,668,708

                                   Fees and expenses waived or reimbursed by Investment Advisor:
                                     Class A                                                           (86,522)
                                     Class B                                                          (494,226)
                                     Class C                                                           (27,955)
                                     Class Z                                                          (112,278)
                                   Fees waived by the Distributor - Class C                            (47,924)
                                   Custody earnings credit                                                (986)
                                                                                                     ---------
                                     Net Expenses                                                    2,898,817
                                                                                                     ---------
                                   Net Investment Income                                               588,302


                                          See notes to financial statements.  11

STATEMENT OF CHANGES IN NET ASSETS
December 31, 2003 (Unaudited)                         Columbia Money Market Fund

                                                                                                   (Unaudited)
                                                                                                   Six Months
                                                                                                      Ended        Year Ended
                                                                                                   December 31,     June 30,
Increase (Decrease) in Net Assets:                                                                    2003($)      2003 (a)($)
------------------------------------------      ------------------------------------------------------------------------------
                               Operations:      Net investment income                                  588,302       3,538,268
                                                ------------------------------------------------------------------------------
   Distributions Declared to Shareholders:      From net investment income:
                                                  Class A                                             (262,217)     (1,493,624)
                                                  Class B                                              (52,865)       (208,504)
                                                  Class C                                               (9,072)        (55,169)
                                                  Class Z                                             (345,568)     (1,763,556)
                                                                                                  ----------------------------
                                                     Total Distributions Declared
                                                     to Shareholders                                  (669,722)     (3,520,853)
                                                ------------------------------------------------------------------------------

                       Share Transactions:      Class A:
                                                  Subscriptions                                    157,291,141     910,150,826
                                                  Distributions reinvested                             240,703       1,302,088
                                                  Redemptions                                     (248,624,605)   (855,426,770)
                                                                                                  ----------------------------
                                                    Net Increase (Decrease)                        (91,092,761)     56,026,144

                                                Class B:
                                                  Subscriptions                                     37,234,561     155,689,122
                                                  Distributions reinvested                              46,362         158,062
                                                  Redemptions                                      (58,817,033)   (141,953,170)
                                                                                                  ----------------------------
                                                    Net Increase (Decrease)                        (21,536,110)     13,894,014

                                                Class C:
                                                  Subscriptions                                     22,377,059     120,063,340
                                                  Distributions reinvested                               7,340          45,279
                                                  Redemptions                                      (26,401,659)   (123,559,631)
                                                                                                  ----------------------------
                                                    Net Decrease                                    (4,017,260)     (3,451,012)

                                                Class Z:
                                                  Subscriptions                                    104,742,531     262,511,827
                                                  Proceeds received in connection with merger               --     338,355,029
                                                  Distributions reinvested                             332,196       1,710,449
                                                  Redemptions                                     (136,732,332)   (313,151,895)
                                                                                                  ----------------------------
                                                    Net Increase (Decrease)                        (31,657,605)    289,425,410
                                                  Net Increase (Decrease) from
                                                  Share Transactions                              (148,303,736)    355,894,556
                                                     Total Increase (Decrease) in Net Assets      (148,385,156)    355,911,971
                                                ------------------------------------------------------------------------------


                                                (a)   Class Z shares commenced operations on July 29, 2002.

12  See notes to financial statements.

December 31, 2003 (Unaudited)                         Columbia Money Market Fund

                                                                                                   (Unaudited)
                                                                                                   Six Months
                                                                                                      Ended        Year Ended
                                                                                                   December 31,     June 30,
                                                                                                      2003($)      2003 (a)($)
------------------------------------------      ------------------------------------------------------------------------------
                               Net Assets:      Beginning of period                                684,127,317     328,215,346
                                                End of period (including (overdistributed)
                                                undistributed net investment income of
                                                $(38,887) and $42,533, respectively)               535,742,161     684,127,317
                                                ------------------------------------------------------------------------------

                        Changes in Shares:      Class A:
                                                  Subscriptions                                    157,291,141     910,150,825
                                                  Issued for distributions reinvested                  240,703       1,302,088
                                                  Redemptions                                     (248,624,605)   (855,426,769)
                                                                                                  ----------------------------
                                                    Net Increase (Decrease)                        (91,092,761)     56,026,144

                                                Class B:
                                                  Subscriptions                                     37,234,561     155,689,123
                                                  Issued for distributions reinvested                   46,362         158,062
                                                  Redemptions                                      (58,817,033)   (141,953,166)
                                                                                                  ----------------------------
                                                    Net Increase (Decrease)                        (21,536,110)     13,894,019

                                                Class C:
                                                  Subscriptions                                     22,377,059     120,063,342
                                                  Issued for distributions reinvested                    7,340          45,279
                                                  Redemptions                                      (26,401,659)   (123,559,630)
                                                                                                  ----------------------------
                                                    Net Decrease                                    (4,017,260)     (3,451,009)

                                                Class Z:
                                                  Subscriptions                                    104,742,531     262,735,612
                                                  Issued in connection with merger                          --     338,355,029
                                                  Issued for distributions reinvested                  332,196       1,710,449
                                                  Redemptions                                     (136,732,332)   (313,151,894)
                                                                                                  ----------------------------
                                                    Net Increase (Decrease)                        (31,657,605)    289,649,196


                                                (a)   Class Z shares commenced operations on July 29, 2002.


                                          See notes to financial statements.  13

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (Unaudited)                         Columbia Money Market Fund

NOTE 1. ORGANIZATION

Columbia Money Market Fund (the "Fund"), a series of Columbia Funds Trust II (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOAL

The Fund seeks maximum current income consistent with capital preservation and the maintenance of liquidity.

FUND SHARES

The Fund may issue an unlimited number of shares, and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are sold at net asset value. Class A shares are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

Effective October 13, 2003, the Fund changed its name from Liberty Money Market Fund to Columbia Money Market Fund. Also on that date, the Trust changed its name from Liberty Funds Trust II to Columbia Funds Trust II.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

December 31, 2003 (Unaudited)                         Columbia Money Market Fund

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on relative net assets of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations and may differ from GAAP.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended June 30, 2003 was as follows:

Distributions paid from
   Ordinary income:                                                   $3,520,853

As of June 30, 2003, the component of distributable earnings on a tax basis was as follows:

                                  Undistributed
                                    Ordinary
                                     Income
--------------------------------------------------------------------------------
                                     $77,786

The following capital loss carryforwards as of June 30, 2003, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                       Year of                 Capital Loss
                     Expiration                Carryforward
--------------------------------------------------------------------------------
                        2005                      $  266
--------------------------------------------------------------------------------
                        2006                       2,756
--------------------------------------------------------------------------------
                        2007                       1,437
--------------------------------------------------------------------------------
                        2008                       1,578
--------------------------------------------------------------------------------
                        2009                         355
--------------------------------------------------------------------------------
                        Total                     $6,392
--------------------------------------------------------------------------------


Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

Of the capital loss carryforwards attributable to the Fund, $33,164 ($29,134 expired June 30, 2003, $266 expiring June 30, 2005, $2,756 expiring June 30, 2006, $13 expiring June 30, 2007 and $995 expiring June 30, 2008) was obtained in the merger with Stein Roe Cash Reserves Fund, of which $4,030 remains (See note 6).

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, Inc. ("Columbia"), an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation, is the investment advisor to the Fund and receives a monthly fee based on the Fund's average daily net assets at the following annual rates:

            Average Daily Net Assets               Fee Rate
--------------------------------------------------------------------------------
               First $500 million                   0.250%
--------------------------------------------------------------------------------
               Next $500 million                    0.225%
--------------------------------------------------------------------------------
               Over $1 billion                      0.200%
--------------------------------------------------------------------------------


For the period July 1, 2003 through October 31, 2003, Columbia waived investment advisory fees by 0.08% annually of the Fund's average daily net assets.

For the six months ended December 31, 2003, the Fund's annualized effective investment advisory fee rate was 0.17%.

December 31, 2003 (Unaudited)                         Columbia Money Market Fund

ADMINISTRATION FEE

Columbia provides administrative and other services for a monthly fee based on the Fund's average daily net assets at the following annual rates:

            Average Daily Net Assets               Fee Rate
--------------------------------------------------------------------------------
               First $500 million                   0.250%
--------------------------------------------------------------------------------
               Next $500 million                    0.200%
--------------------------------------------------------------------------------
               Over $1 billion                      0.200%
--------------------------------------------------------------------------------

For the six months ended December 31, 2003, the Fund's annualized effective administration fee rate was 0.24%.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services. For the six months ended December 31, 2003, the annualized effective pricing and bookkeeping fee rate was 0.031%.

TRANSFER AGENT FEE

Columbia Funds Services, Inc. (the "Transfer Agent"), formerly Liberty Fund Services, Inc., an affiliate of Columbia, provides shareholder services for an annual fee of $33.50 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to November 1, 2003, the Transfer Agent was entitled to receive a monthly transfer agent fee at the annual rate of 0.06% of the Fund's average daily net assets plus flat-rate charges based on the number of shareholder accounts and transactions. For the six months ended December 31, 2003, the annualized effective transfer agent fee rate was 0.25%. The Transfer Agent was also entitled to receive reimbursement for certain out-of-pocket expenses.

Effective October 13, 2003 Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. Prior to October 13, 2003, Columbia Funds Distributor, Inc. was known as Liberty Funds Distributor, Inc. For the six months ended December 31, 2003, the Distributor has received CDSC of $91,732, $371,487 and $9,886 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets of the Fund attributable to Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.15% annually. In addition, Columbia has voluntarily agreed to waive a portion of the Class B and Class C share distribution fees.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

December 31, 2003 (Unaudited)                         Columbia Money Market Fund

NOTE 5. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

LEGAL PROCEEDINGS

Columbia, the Distributor and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where Columbia or the Distributor was knowingly involved in late trading of mutual fund shares. The Columbia Group has identified a limited number of investors who had informal arrangements for trading certain Columbia Fund shares between 1998 and 2003. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to various regulatory authorities. To the extent that any Columbia Fund, whose shares were involved in those trading activities, was harmed by them, the Columbia Group has undertaken to reimburse such fund.

The SEC staff has issued notices to the effect that it has made a preliminary determination to recommend that the SEC bring civil enforcement actions, including injunctive proceedings, against Columbia and the Distributor, alleging that they have violated certain provisions of the federal securities laws. The Columbia Group believes that those allegations are based principally on the trading arrangements referred to above. Columbia and the Distributor are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. However, there can be no assurance that such a resolution will be reached. Any potential resolution of these matters may include, but not be limited to, sanctions, financial penalties, damages or injunctions regarding Columbia or the Distributor, and structural changes in the conduct of their business.

Although the Columbia Group does not believe that these regulatory developments or their resolution will have a material adverse effect on the Columbia Funds, or on the ability of Columbia and the Distributor to provide services to the Columbia Funds, there can be no assurance that these matters or any adverse publicity or other developments resulting from them will not result in increased redemptions or reduced sales of Columbia Fund shares, which could increase transactions costs or operating expenses, or other consequences for the Columbia Funds.

NOTE 6. BUSINESS COMBINATIONS AND MERGERS

FUND MERGERS

As of the end of business on July 26, 2002, the net assets of Stein Roe Cash Reserves Fund were transferred to the Fund in a tax-free exchange and shareholders of Stein Roe Cash Reserves Fund received shares of the Fund in exchange for their shares as follows:

                                                Net Assets of the Stein Roe Cash
            Shares Issued                            Reserves Fund Received
--------------------------------------------------------------------------------
             338,355,029                                  $338,355,029
--------------------------------------------------------------------------------

                                 Net Assets of
                                 Stein Roe Cash           Net Assets of
           Net Assets            Reserves Fund              the Fund
          of the Fund             Immediately              Immediately
           Prior to                 Prior to                  After
          Combination             Combination              Combination
--------------------------------------------------------------------------------
          $354,468,496            $338,355,029            $692,823,525
--------------------------------------------------------------------------------

CHANGE IN FUND STRUCTURE

Prior to July 29, 2002, the Fund invested substantially all of its assets in the SR&F Cash Reserves Portfolio (the "Portfolio") as part of a master/feeder structure. The Portfolio allocated income, expenses, realized and unrealized gains (losses) to each investor on a daily basis, based on methods in compliance with the Internal Revenue Service. Prior to the reorganization described above, the Fund's pro-rata share of the net assets of the Portfolio were distributed to the Fund based on allocation methods in compliance with the Internal Revenue Service.

FINANCIAL HIGHLIGHTS
                                                      Columbia Money Market Fund

Selected data for a share outstanding throughout each period is as follows:


                                               (Unaudited)
                                               Six Months
                                                  Ended                                 Year Ended June 30,
                                               December 31,       ------------------------------------------------------------------
Class A Shares                                     2003            2003 (a)      2002 (a)    2001 (a)      2000 (a)      1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $  1.000         $  1.000      $  1.000    $  1.000      $  1.000      $  1.000
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                               0.001(b)         0.006(b)      0.015       0.052         0.052         0.046
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                         (0.001)          (0.006)       (0.015)     (0.052)       (0.052)       (0.046)
                                                 --------         --------      --------    --------      --------      --------
Net Asset Value, End of Period                   $  1.000         $  1.000      $  1.000    $  1.000      $  1.000      $  1.000
------------------------------------------------------------------------------------------------------------------------------------
Total return (c)                                     0.12%(d)(e)      0.60%         1.56%       5.34%(e)      5.26%(e)      4.70%(e)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses                                             0.91%(f)(g)      0.89%(f)      1.01%       0.70%         0.65%(f)      0.68%(f)
Net investment income                                0.22%(f)(g)      0.61%(f)      1.54%       5.31%         5.13%(f)      4.61%(f)
Waiver/reimbursement                                 0.08%(g)           --            --        0.19%         0.19%         0.19%
Net assets, end of period (000's)                $175,474         $266,602      $210,616    $189,822      $178,678      $157,790
------------------------------------------------------------------------------------------------------------------------------------

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio, prior to the merger.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)   Not annualized.

(e) Had the Advisor/Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                                                      Columbia Money Market Fund

Selected data for a share outstanding throughout each period is as follows:


                                                 (Unaudited)
                                                 Six Months
                                                    Ended                                Year Ended June 30,
                                                 December 31,     ------------------------------------------------------------------
Class B Shares                                      2003           2003 (a)      2002 (a)     2001 (a)     2000 (a)      1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $ 1.000         $  1.000       $ 1.000      $ 1.000      $ 1.000       $ 1.000
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                               0.001(b)         0.002(b)      0.007        0.042        0.041         0.036
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                         (0.001)          (0.002)       (0.007)      (0.042)      (0.041)       (0.036)
                                                  -------         --------       -------      -------      -------       -------
Net Asset Value, End of Period                    $ 1.000         $  1.000       $ 1.000      $ 1.000      $ 1.000       $ 1.000
------------------------------------------------------------------------------------------------------------------------------------
Total return (c)(d)                                  0.05%(e)         0.17%         0.73%        4.31%        3.99%         3.68%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses                                             1.05%(f)(g)      1.41%(f)      1.84%        1.70%        1.65%(f)      1.68%(f)
Net investment income                                0.07%(f)(g)      0.10%(f)      0.71%        4.31%        4.13%(f)      3.61%(f)
Waiver/reimbursement                                 0.94%(g)         0.56%         0.17%        0.19%        0.19%         0.19%
Net assets, end of period (000's)                 $89,224         $110,776       $96,827      $80,879      $69,214       $93,821
------------------------------------------------------------------------------------------------------------------------------------

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio, prior to the merger.

(b) Per share data was calculated using average shares outstanding for the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) Had the Advisor/Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                                                      Columbia Money Market Fund

Selected data for a share outstanding throughout each period is as follows:


                                                 (Unaudited)
                                                 Six Months
                                                    Ended                                Year Ended June 30,
                                                 December 31,      -----------------------------------------------------------------
Class C Shares                                      2003            2003 (a)      2002 (a)    2001 (a)    2000 (a)       1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $ 1.000          $ 1.000        $ 1.000     $ 1.000     $ 1.000        $ 1.000
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                               0.001(b)         0.003(b)       0.011       0.048       0.048          0.042
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                         (0.001)          (0.003)        (0.011)     (0.048)     (0.048)        (0.042)
                                                  -------          -------        -------     -------     -------        -------
Net Asset Value, End of Period                    $ 1.000          $ 1.000        $ 1.000     $ 1.000     $ 1.000        $ 1.000
------------------------------------------------------------------------------------------------------------------------------------
Total return (c)(d)                                  0.06%(e)         0.27%          1.16%       4.93%       4.71%          4.30%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses                                             1.04%(f)(g)      1.23%(f)       1.41%       1.10%       1.05%(f)       1.08%(f)
Net investment income                                0.09%(f)(g)      0.30%(f)       1.14%       4.91%       4.73%(f)       4.21%(f)
Waiver/reimbursement                                 0.95%(g)         0.66%          0.60%       0.79%       0.79%          0.79%
Net assets, end of period (000's)                 $13,304          $17,324        $20,772     $10,010     $ 3,950        $ 2,194
------------------------------------------------------------------------------------------------------------------------------------

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio, prior to the merger.

(b) Per share data was calculated using average shares outstanding for the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) Had the Advisor/Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                                                      Columbia Money Market Fund

Selected data for a share outstanding throughout each period is as follows:

                                                    (Unaudited)
                                                    Six Months          Period
                                                       Ended            Ended
                                                    December 31,       June 30,
Class Z Shares                                         2003            2003 (a)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $  1.000          $  1.000
--------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                               0.001             0.006
--------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                             (0.001)           (0.006)
                                                     --------          --------
Net Asset Value, End of Period                       $  1.000          $  1.000
--------------------------------------------------------------------------------
Total return (c)(d)                                      0.13%(e)          0.55%
--------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)(g)                                          0.91%             0.89%
Net investment income (f)(g)                             0.22%             0.61%
Waiver/reimbursement (g)                                 0.08%               --
Net assets, end of period (000's)                    $257,739          $289,425
--------------------------------------------------------------------------------

(a) Class Z shares were initially offered on July 29, 2002. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c)   Total return at net asset value assuming all distributions reinvested.

(d)   Not annualized.

(e) Had the Advisor/Administrator not waived a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

IMPORTANT INFORMATION ABOUT THIS REPORT
                                                      Columbia Money Market Fund

TRANSFER AGENT

Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

DISTRIBUTOR

Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

INVESTMENT ADVISOR

Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02111

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 800-345-6611 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

Columbia Funds
                                                      Columbia Money Market Fund

                              --------------------------------------------------
              Large Growth    Columbia Common Stock
                              Columbia Growth
                              Columbia Growth Stock
                              Columbia Large Cap Growth
                              Columbia Tax-Managed Growth
                              Columbia Tax-Managed Growth II
                              Columbia Young Investor
                              --------------------------------------------------
               Large Value    Columbia Disciplined Value
                              Columbia Growth & Income
                              Columbia Large Cap Core
                              Columbia Tax-Managed Value
                              --------------------------------------------------
             Midcap Growth    Columbia Acorn Select
                              Columbia Mid Cap Growth
                              Columbia Tax-Managed Aggressive Growth
                              --------------------------------------------------
              Midcap Value    Columbia Dividend Income
                              Columbia Mid Cap
                              Columbia Strategic Investor
                              --------------------------------------------------
              Small Growth    Columbia Acorn
                              Columbia Acorn USA
                              Columbia Small Company Equity
                              --------------------------------------------------
               Small Value    Columbia Small Cap
                              Columbia Small-Cap Value
                              --------------------------------------------------
                  Balanced    Columbia Asset Allocation
                              Columbia Balanced
                              Columbia Liberty Fund
                              --------------------------------------------------
                 Specialty    Columbia Real Estate Equity
                              Columbia Technology
                              Columbia Utilities
                              --------------------------------------------------
      Taxable Fixed-Income    Columbia Contrarian Income
                              Columbia Corporate Bond
                              Columbia Federal Securities
                              Columbia Fixed Income Securities
                              Columbia High Yield
                              Columbia High Yield Opportunities
                              Columbia Income
                              Columbia Intermediate Bond
                              Columbia Intermediate Government Income
                              Columbia Quality Plus Bond
                              Columbia Short Term Bond
                              Columbia Strategic Income
                              --------------------------------------------------
             Floating Rate    Columbia Floating Rate
                              Columbia Floating Rate Advantage
                              --------------------------------------------------
                Tax Exempt    Columbia High Yield Municipal
                              Columbia Intermediate Tax-Exempt Bond
                              Columbia Managed Municipals
                              Columbia National Municipal Bond
                              Columbia Tax-Exempt
                              Columbia Tax-Exempt Insured

                                                      Columbia Money Market Fund

                              --------------------------------------------------
   Single State Tax Exempt
                              Columbia California Tax-Exempt
                              Columbia Connecticut Intermediate Municipal Bond
                              Columbia Connecticut Tax-Exempt
                              Columbia Florida Intermediate Municipal Bond
                              Columbia Massachusetts Intermediate Municipal Bond
                              Columbia Massachusetts Tax-Exempt
                              Columbia New Jersey Intermediate Municipal Bond
                              Columbia New York Intermediate Municipal Bond
                              Columbia New York Tax-Exempt
                              Columbia Oregon Municipal Bond
                              Columbia Pennsylvania Intermediate Municipal Bond
                              Columbia Rhode Island Intermediate Municipal Bond
                              --------------------------------------------------
              Money Market    Columbia Money Market
                              Columbia Municipal Money Market
                              --------------------------------------------------
      International/Global    Columbia Acorn International
                              Columbia Acorn International Select
                              Columbia Europe
                              Columbia Global Equity
                              Columbia International Stock
                              Columbia Newport Asia Pacific
                              Columbia Newport Greater China
                              Columbia Newport Tiger
                              --------------------------------------------------
               Index Funds    Columbia Large Company Index
                              Columbia Small Company Index
                              Columbia U.S. Treasury Index

Columbia funds are offered only by prospectus. Please see your financial advisor for a prospectus, which describes in detail fund objectives, investment policies, risks, sales charges, fees, liquidity and other matters of interest. Please read the prospectus carefully before you invest or send money.

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group and Columbia Management refer collectively to the various investment advisory subsidiaries of Columbia Management Group, including Columbia Management Advisors, Inc., the registered investment advisor, and to Columbia Funds Distributor, Inc.

                      This page intentionally left blank.

[Photo of hands on keyboard]
eDelivery

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

                                                                   -------------
Columbia Money Market Fund Semiannual Report, December 31, 2003      PRSRT STD

                                                                    U.S. Postage
                                                                        PAID
                                                                   Holliston, MA
                                                                   Permit NO. 20
                                                                   -------------

[LOGO] ColumbiaFunds
A Member of Columbia Management Group

(C) 2004 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611 www.columbiafunds.com

                                                757-03/735Q-1203 (02/04) 04/0217

ITEM 2. CODE OF ETHICS.

Note applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Note applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Note applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                   Columbia Funds Trust II
            ------------------------------------------------------------------


By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                         J. Kevin Connaughton, President and Treasurer

Date                                March 4, 2004
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                         J. Kevin Connaughton, President and Treasurer

Date                                March 4, 2004
    --------------------------------------------------------------------------